OTHER COMPREHENSIVE INCOME (LOSS)	12 Months Ended
Dec. 31, 2013
Stockholders' Equity Note [Abstract]
Other Comprehensive Income (Loss)
OTHER COMPREHENSIVE INCOME (LOSS)

Accounting principles generally require that recognized revenue, expenses, gains and losses be included in net income (loss).  Although certain changes in assets and liabilities are reported as a separate component of shareholders' equity on the balance sheet, such items along with net income (loss) are components of comprehensive income (loss).

Components of other comprehensive income (loss) and related tax effects are as follows:

	Year Ended December 31, 2013
	Before Tax Amount	Tax Effects	Net of Tax Amount
	(In Thousands)
Securities:
Unrealized holding losses on available for sale securities	$(5,012)	$1,704	$(3,308)
Reclassification adjustment for losses realized in net loss	1,155	(393)	762
Credit portion of OTTI losses recognized in net loss	8	(3)	5
Noncredit portion of OTTI gains on available for sale securities	266	(90)	176
Unrealized holding losses on available for sale securities, net of taxes	(3,583)	1,218	(2,365)
Derivative instrument:
Change in fair value of effective cash flow hedging derivative	158	(54)	104
Other comprehensive loss	$(3,425)	$1,164	$(2,261)

	Year Ended December 31, 2012
	Before Tax Amount	Tax Effects	Net of Tax Amount
	(In Thousands)
Securities:
Unrealized holding gains on available for sale securities	$1,905	$(647)	$1,258
Reclassification adjustment for gains realized in net income	(273)	93	(180)
Credit portion of OTTI losses recognized in net income	123	(42)	81
Noncredit portion of OTTI gains on available for sale securities	1,416	(482)	934
Unrealized holding gains on available for sale securities, net of taxes	3,171	(1,078)	2,093
Derivative instrument:
Change in fair value of effective cash flow hedging derivative	(8)	3	(5)
Other comprehensive income	$3,163	$(1,075)	$2,088

	Year Ended December 31, 2011
	Before Tax Amount	Tax Effects	Net of Tax Amount
	(In Thousands)
Securities:
Unrealized holding gains on available for sale securities	$3,058	$(1,040)	$2,018
Reclassification adjustment for gains realized in net income	(486)	165	(321)
Credit portion of OTTI losses recognized in net income	148	(50)	98
Noncredit portion of OTTI losses on available for sale securities	(1,730)	588	(1,142)
Unrealized holding gains on available for sale securities, net of taxes	990	(337)	653
Derivative instrument:
Change in fair value of effective cash flow hedging derivative	(333)	113	(220)
Other comprehensive loss	$657	$(224)	$433

The components of accumulated other comprehensive (loss) income included in shareholders’ equity are as follows:

	December 31, 2013
	Before Tax Amount	Tax Effects	Net of Tax Amount
	(In Thousands)
Net unrealized losses on available for sale securities	$(973)	$331	$(642)
Net unrealized loss on effective cash flow hedging derivative	(312)	106	(206)

Accumulated other comprehensive loss	$(1,285)	$437	$(848)

	December 31, 2012
	Before Tax Amount	Tax Effects	Net of Tax Amount
	(In Thousands)
Net unrealized gains on available for sale securities	$2,876	$(977)	$1,899
Noncredit portion of OTTI losses on available for sale securities	(266)	90	(176)
Net unrealized loss on effective cash flow hedging derivative	(470)	160	(310)

Accumulated other comprehensive income	$2,140	$(727)	$1,413